RELATED PARTY TRANSACTIONS - Additional information (Details)				1 Months Ended	12 Months Ended
	Nov. 12, 2024 shares	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) EquityInstruments $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) EquityInstruments $ / shares	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Principal amount outstanding					$ 48,646,524	$ 43,647,140		$ 35,047,833
Mars Acquisition Corporation
RELATED PARTY TRANSACTIONS
Notes Payable, Related Party, Type [Extensible Enumeration]							srt:AffiliatedEntityMember
Accrued expense							$ 0
Mars Acquisition Corporation | Related Party
RELATED PARTY TRANSACTIONS
Outstanding balance of notes payable							$ 0
Mars Acquisition Corporation | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					300,000
Mars Acquisition Corporation | Working Capital Loans
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 1,500,000
Price of unit | $ / shares					$ 10
Cash Deposited Into Trust Account		$ 145,000
Private placement units | EquityInstruments			17,400		41,400
Conversion price | $ / shares			$ 10	$ 10	$ 10
Principal amount outstanding					$ 345,000
Fair value of the Convertible Notes					456,228
Mars Acquisition Corporation | Working Capital Loans | Subsequent Event
RELATED PARTY TRANSACTIONS
Converted shares | shares	41,400
Mars Acquisition Corporation | Working Capital Loans | Sponsor | Convertible notes payable
RELATED PARTY TRANSACTIONS
Loan amount			$ 200,000	$ 200,000
Number of shares issuable on conversion of debt upon closing of business combination | shares				24,000
Mars Acquisition Corporation | Administrative Service Fee
RELATED PARTY TRANSACTIONS
Monthly fees					15,000
Administrative service fee					$ 47,350